Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Charges and Other Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 0	$ 1,219
Prepaids and Other Current Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	0	4,267
Other Current Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	(3,532)	0
Other Deferred Credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ (845)	$ 0